Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Components of lease cost

	Year ended
	December 31,
	2024	2023
Operating lease cost	218,886	219,308
Finance lease cost	62,453	69,133
Total lease cost	281,339	288,441

	Year ended
	December 31,
	2024	2023
Weighted-average remaining lease term (in years)	5.00	6.00
Weighted-average discount rate	4.38%	7.5%
Cash paid for amounts included in the measurement of operating lease liabilities	$218,886	$219,308

Reconciliation of the future undiscounted cash flows of operating leases to the operating lease liabilities

The following table reconciles the future undiscounted cash flows of operating leases to the operating and finance lease liabilities recorded on the consolidated balance sheet as of December 31, 2024:

	Operating	Finance
Period range	leases	leases
0 – 1 years	$153,584	$152,970
1 – 2 years	156,715	26,684
2 – 3 years	156,999	26,684
3 – 4 years	160,128	2,224
4 – 5 years	160,412	—
After 5 years	13,368	—
Total undiscounted lease payments	801,206	208,562
Less: imputed interest	(88,206)	(18,722)
Total lease liabilities	713,000	189,840
Less current portion	(114,507)	(140,796)
Noncurrent portion	$598,493	$49,044

Reconciliation of the future undiscounted cash flows of operating leases to the financing lease liabilities

The following table reconciles the future undiscounted cash flows of operating leases to the operating and finance lease liabilities recorded on the consolidated balance sheet as of December 31, 2024:

	Operating	Finance
Period range	leases	leases
0 – 1 years	$153,584	$152,970
1 – 2 years	156,715	26,684
2 – 3 years	156,999	26,684
3 – 4 years	160,128	2,224
4 – 5 years	160,412	—
After 5 years	13,368	—
Total undiscounted lease payments	801,206	208,562
Less: imputed interest	(88,206)	(18,722)
Total lease liabilities	713,000	189,840
Less current portion	(114,507)	(140,796)
Noncurrent portion	$598,493	$49,044